CAPITAL STRUCTURE (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of warrants outstanding

Warrant contract	# Shares	$1.00	$1.50	$2.00	$3.00	$5.00
Coral Investment Partners Warrants	1,000,000			500,000		500,000

Warrant Holder 1	1,500,000	500,000	–	500,000	–	500,000
July 28,2022	(2,500)	(2,500)	–	–	–	–
	1,497,500	497,500	–	500,000	–	500,000

Warrant Holder 2	400,000	200,000	–	100,000	–	100,000
March 1, 2022	(5,000)	(5,000)	–	–	–	–
June 27, 2022	(45,000)	(45,000)	–	–	–	–
June 27, 2022	(225,000)	(150,000)	–	(75,000)	–	–
Expired - September 13, 2022	(25,000)	–	–	(25,000)	–	–
	100,000	–	–	–	–	100,000

Purple BioTech	300,000	–	–	–	–	300,000

Warrant Holder 3	600,000	600,000	–	–	–	–
Transfer to Warrant Holder 4	(300,000)	(300,000)	–	–	–	–
Transfer to Warrant Holder 5	(175,000)	(175,000)	–	–	–	–
August 19, 2022	(115,000)	(115,000)	–	–	–	–
Expired - September 13, 2022	(10,000)	(10,000)	–	–	–	–
	–	–

Warrant Holder 4
Transfer from Warrant Holder 3	300,000	300,000	–	–	–	–
August 19, 2022	(300,000)	(300,000)	–	–	–	–
	–	–	–	–	–	–

Warrant Holder 5
Transfer from Warrant Holder 3	175,000	175,000	–	–	–	–
Transfer from Warrant Holder 9	200,000	–	200,000	–	–	–
	375,000	175,000	200,000	–	–	–

Warrant contract	# Shares	$1.00	$1.50	$2.00	$3.00	$5.00
Warrant Holder 6	250,000	–	250,000	–	–	–

Warrant Holder 7	400,000	–	400,000	–	–	–

Warrant Holder 8	775,000	–	775,000	–	–	–
September 14, 2022	(775,000)	–	(775,000)	–	–	–
	–	–	–	–	–	–

Warrant Holder 9	200,000	–	200,000	–	–	–
Transfer to Warrant Holder 5	(200,000)	–	(200,000)	–	–	–
	–	–	–	–	–	–

Warrant Holder 10	350,000	–	350,000	–	–	–
March 1, 2022	(53,334)	–	(53,334)	–	–	–
August 19, 2022	(50,000)	–	(50,000)	–	–	–
September 14, 2022	(246,666)	–	(246,666)	–	–	–
	–	–	–	–	–	–

Warrant Holder 11	300,000	150,000	–	150,000	–	–
April 14, 2022	170,000	–	170,000	–	–	–
	470,000	150,000	170,000	150,000	–	–

Warrant Holder 12	1,018,050	–	1,018,050	–	–	–
August 19, 2022	(100,000)	–	(100,000)	–	–	–
September 14, 2022	(918,050)	–	(918,050)	–	–	–
	–	–	–	–	–	–

Warrant Holder 13	225,000	–	225,000	–	–	–
March 1, 2022	(15,000)	–	(15,000)	–	–	–
September 14, 2022	(210,000)	–	(210,000)	–	–	–
	–	–	–	–	–	–

Warrant Holder 14	100,000	100,000	–	–	–	–
August 19, 2022	(100,000)	(100,000)	–	–	–	–
	–	–	–	–	–	–

Warrant Holder 15	100,000	–	100,000	–	–	–
September 14, 2022	(100,000)	–	(100,000)	–	–	–
	–	–	–	–	–	–

Warrant Holder 16	100,000	–	100,000	–	–	–
June 27, 2022	(25,000)	–	(25,000)	–	–	–
September 14, 2022	(75,000)	–	(75,000)	–	–	–

Warrant contract	# Shares	$1.00	$1.50	$2.00	$3.00	$5.00
Warrant Holder 17	52,050	–	52,050	–	–	–
September 14, 2022	(52,050)	–	(52,050)	–	–	–
	–	–	–	–	–	–

Warrant Holder 18	250,000	–	–	–	250,000	–

Warrant Holder 19	300,000	–	300,000	–	–	–
September 14, 2022	(300,000)	–	(300,000)	–	–	–
	–	–	–	–	–	–
Total warrants outstanding for purchase of shares:	4,642,500	822,500	1,020,000	1,150,000	250,000	1,400,000